Related parties transactions and balances - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	May 30, 2017	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Aug. 01, 2017
Disclosure of transactions between related parties [line items]
Number of shares outstanding		16,250,002	70,409,317	87,851,288	87,133,506
Guarantees provided by related party		$ 0	$ 0	$ 0	$ 0
Guarantees received to any related party		$ 0	$ 0	$ 0	$ 0
Series B shares [member] | Independent directors and former independent director [member]
Disclosure of transactions between related parties [line items]
Number of ordinary shares issued	132,000
Series a publicly traded shares [member]
Disclosure of transactions between related parties [line items]
Number of shares outstanding			60,909,315	77,315,572	77,315,572
Series a publicly traded shares [member] | Independent directors and former independent director [member]
Disclosure of transactions between related parties [line items]
Number of shares outstanding					132,000
Series A shares [member] | Vistas sponsor [member]
Disclosure of transactions between related parties [line items]
Warrants issued						29,680,000